CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017
Income Statement [Abstract]
Depreciation and amortization	$ 73,295	$ 66,405	$ 32,987	$ 19,421	$ 141,575
Federal excise taxes	$ 131,339	$ 194,003	$ 28,311	$ 64,055	$ 132,294